Pacer WealthShield ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
CONTINGENT VALUE RIGHTS - 0.0% (a)(b)
Health Care - 0.0% (b)
Abiomed, Inc. (a)(c)	$64	–
Achillion Pharmaceuticals, Inc. (a)(c)	6,273	2,509
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		2,509

COMMON STOCKS - 81.0%
Communication Services - 5.8%
Alphabet, Inc. - Class A (c)	2,411	$319,988
Alphabet, Inc. - Class C (c)	2,063	274,606
Match Group, Inc. (c)	2,177	101,252
Meta Platforms, Inc. - Class A (c)	1,504	479,174
Netflix, Inc. (c)	658	288,842
Pinterest, Inc. - Class A (c)	3,967	115,003
Snap, Inc. - Class A (c)	8,124	92,289
ZoomInfo Technologies, Inc. (c)(d)	2,680	68,528
		1,739,682
Consumer Discretionary - 24.2%
Advance Auto Parts, Inc.	86	6,398
Airbnb, Inc. - Class A (c)(d)	1,400	213,066
Amazon.com, Inc. (c)	17,252	2,306,247
Aptiv PLC (c)	394	43,139
AutoZone, Inc. (c)(d)	27	67,006
Bath & Body Works, Inc.	333	12,341
Best Buy Co., Inc.	283	23,503
Booking Holdings, Inc. (c)(d)	54	160,423
BorgWarner, Inc.	341	15,857
Caesars Entertainment, Inc. (c)(d)	313	18,473
CarMax, Inc. (c)(d)	230	19,000
Carnival Corp. (c)(d)	1,462	27,544
Chipotle Mexican Grill, Inc. (c)	40	78,491
Darden Restaurants, Inc. (d)	176	29,730
Domino's Pizza, Inc. (d)	51	20,234
DoorDash, Inc. - Class A (c)(d)	1,533	139,181
DR Horton, Inc.	452	57,413
eBay, Inc. (d)	3,485	155,117
Etsy, Inc. (c)(d)	1,151	116,999
Expedia Group, Inc. (c)	1,122	137,479
Ford Motor Co.	5,719	75,548
Garmin Ltd.	223	23,613
General Motors Co.	2,023	77,623
Genuine Parts Co.	204	31,767
Hasbro, Inc. (d)	190	12,266
Hilton Worldwide Holdings, Inc.	385	59,864
Las Vegas Sands Corp. (c)(d)	478	28,589
Lennar Corp. - Class A	369	46,800
LKQ Corp.	369	20,218
Lowe's Cos., Inc.	877	205,455
Marriott International, Inc.	375	75,679
McDonald's Corp.	1,074	314,897
MGM Resorts International	439	22,288
Mohawk Industries, Inc. (c)	77	8,188
Newell Brands, Inc.	548	6,116
Nike, Inc. - Class B	1,812	200,027
Norwegian Cruise Line Holdings Ltd. (c)(d)	617	13,617
NVR, Inc. (c)	4	25,226
O'Reilly Automotive, Inc. (c)	89	82,395
Phinia, Inc. (c)(e)	0	6
Pool Corp.	57	21,930
PulteGroup, Inc.	325	27,427
Ralph Lauren Corp. (d)	60	7,880
Ross Stores, Inc. (d)	498	57,091
Royal Caribbean Cruises Ltd. (c)(d)	320	34,915
Starbucks Corp. (d)	1,686	171,247
Tapestry, Inc. (d)	337	14,542
Tesla Motors, Inc. (c)	3,961	1,059,290
The Home Depot, Inc.	1,489	497,088
The TJX Cos., Inc.	1,693	146,495
Tractor Supply Co. (d)	159	35,614
Ulta Beauty, Inc. (c)	73	32,470
VF Corp.	481	9,529
Whirlpool Corp. (d)	80	11,541
Wynn Resorts Ltd.	151	16,456
Yum! Brands, Inc.	408	56,169
		7,177,507
Financials - 0.8%
PayPal Holdings, Inc. (c)	2,995	227,081

Health Care - 0.7%
Teladoc Health, Inc. (c)(d)	2,326	69,245
Veeva Systems, Inc. - Class A (c)	676	138,053
		207,298
Industrials - 20.2%
3M Co.	1,011	112,727
A O Smith Corp.	238	17,286
Alaska Air Group, Inc. (c)(d)	239	11,623
Allegion PLC	162	18,931
American Airlines Group, Inc. (c)	1,225	20,519
AMETEK, Inc. (d)	430	68,198
Automatic Data Processing, Inc.	765	189,154
Axon Enterprise, Inc. (c)	127	23,613
Broadridge Financial Solutions, Inc.	220	36,942
Carrier Global Corp. (d)	1,530	91,112
Caterpillar, Inc. (d)	950	251,912
Ceridian HCM Holding, Inc. (c)(d)	287	20,322
CH Robinson Worldwide, Inc. (d)	220	22,040
Cintas Corp.	158	79,322
Copart, Inc. (c)	786	69,475
CSX Corp.	3,726	124,150
Cummins, Inc.	264	68,851
Deere & Co.	497	213,511
Delta Air Lines, Inc. (d)	1,206	55,790
Dover Corp.	261	38,098
Eaton Corp. PLC	738	151,526
Emerson Electric Co.	1,047	95,643
Equifax, Inc. (d)	231	47,142
Expeditors International of Washington, Inc.	280	35,644
Fastenal Co.	1,046	61,306
FedEx Corp.	424	114,459
Fortive Corp. (d)	662	51,868
Generac Holdings, Inc. (c)(d)	117	17,983
General Dynamics Corp.	412	92,115
General Electric Co. (d)	2,016	230,308
Honeywell International, Inc.	1,226	238,003
Howmet Aerospace, Inc.	694	35,491
Huntington Ingalls Industries, Inc.	73	16,766
IDEX Corp.	139	31,388
Illinois Tool Works, Inc.	507	133,503
Ingersoll Rand, Inc.	762	49,736
Jacobs Solutions, Inc.	237	29,722
JB Hunt Trasport Services, Inc.	155	31,611
Johnson Controls International PLC	1,257	87,424
L3Harris Technologies, Inc.	347	65,753
Leidos Holdings, Inc.	257	24,037
Lockheed Martin Corp.	416	185,690
Masco Corp.	424	25,728
Nordson Corp. (d)	98	24,658
Norfolk Southern Corp. (d)	417	97,407
Northrop Grumman Corp.	262	116,590
Old Dominion Freight Line, Inc. (d)	165	69,216
Otis Worldwide Corp.	757	68,857
PACCAR, Inc.	958	82,513
Parker-Hannifin Corp.	235	96,352
Paychex, Inc. (d)	601	75,407
Paycom Software, Inc.	90	33,188
Pentair PLC	307	21,337
Quanta Services, Inc. (d)	266	53,631
Republic Services, Inc.	385	58,177
Robert Half Interntional, Inc. (d)	200	14,830
Rockwell Automation, Inc. (d)	215	72,302
Rollins, Inc.	433	17,679
RTX Corp.	2,692	236,708
Snap-On, Inc. (d)	97	26,427
Southwest Airlines Co. (d)	1,119	38,225
Stanley Black & Decker, Inc.	278	27,597
Textron, Inc. (d)	390	30,330
The Boeing Co. (c)(d)	1,042	248,882
Trane Technologies PLC	418	83,366
TransDigm Group, Inc. (d)	96	86,373
Union Pacific Corp.	1,124	260,790
United Airlines Holdings, Inc. (c)	615	33,401
United Parcel Service, Inc. - Class B	1,336	250,006
United Rentals, Inc.	126	58,550
Verisk Analytics, Inc.	265	60,669
W.W. Grainger, Inc. (d)	82	60,556
Waste Management, Inc.	678	111,050
Westinghouse Air Brake Technologies Corp.	341	40,388
Xylem, Inc.	448	50,512
		5,992,396
Information Technology - 28.7%
Accenture PLC - Class A	350	110,723
Adobe, Inc. (c)	256	139,820
Advanced Micro Devices, Inc. (c)	903	103,303
Akamai Technologies, Inc. (c)	1,113	105,179
Amphenol Corp.	330	29,142
Analog Devices, Inc.	282	56,267
Ansys, Inc. (c)	48	16,421
Apple, Inc.	8,236	1,617,962
Applied Materials, Inc. (d)	470	71,247
Arista Networks, Inc. (c)	1,094	169,668
Atlassian Corp. - Class A (c)(d)	727	132,270
Autodesk, Inc. (c)	118	25,015
Box, Inc. (c)(d)	2,041	63,781
Broadcom, Inc.	232	208,487
Cadence Design System, Inc. (c)	152	35,570
CDW Corp.	73	13,656
Ciena Corp. (c)(d)	1,576	66,507
Cisco Systems, Inc.	7,910	411,636
Cloudflare, Inc. - Class A (c)(d)	1,700	116,909
Cognizant Technology Solutions Corp.	283	18,686
CommScope Holding Co., Inc. (c)	7,219	32,486
Confluent, Inc. - Class A (c)(d)	2,005	69,253
Corning, Inc.	425	14,425
Datadog, Inc. - Class A (c)(d)	1,286	150,102
DocuSign, Inc. (c)	1,534	82,560
Dropbox, Inc. - Class A (c)(d)	2,891	77,912
DXC Technology Co. (c)(d)	127	3,512
Enphase Energy, Inc. (c)(d)	74	11,235
EPAM Systems, Inc. (c)	30	7,104
F5, Inc. (c)(d)	31	4,905
Fair Isaac Corp. (c)	14	11,732
Fastly, Inc. (c)(d)	2,671	49,066
First Solar, Inc. (c)	53	10,992
Fortinet, Inc. (c)	362	28,135
Gartner, Inc. (c)	44	15,558
Gen Digital, Inc.	318	6,185
GoDaddy, Inc. - Class A (c)	1,190	91,737
Hewlett Packard Enterprise Co.	717	12,461
HP, Inc.	484	15,890
Intel Corp.	2,316	82,843
International Business Machines Corp.	506	72,955
Intuit, Inc.	155	79,314
Juniper Networks, Inc.	2,871	79,814
Keysight Technologies, Inc. (c)	97	15,625
KLA Corp.	75	38,546
Lam Research Corp.	73	52,450
Microchip Technology, Inc.	304	28,558
Micron Technology, Inc. (d)	611	43,619
Microsoft Corp.	4,138	1,390,037
Monolithic Power Systems, Inc.	24	13,428
Motorola Solutions, Inc.	92	26,370
NetApp, Inc.	118	9,205
Nutanix, Inc. (c)(d)	2,388	72,118
NVIDIA Corp.	1,378	643,926
NXP Semiconductors NV	142	31,663
Okta, Inc. (c)	1,199	92,155
ON Semiconductor Corp. (c)(d)	240	25,860
Oracle Corp.	861	100,935
Palo Alto Networks, Inc. (c)(d)	169	42,243
PTC, Inc. (c)(d)	56	8,165
Qorvo, Inc. (c)(d)	53	5,831
QUALCOMM, Inc.	622	82,210
Roper Technologies, Inc.	60	29,583
salesforce.com, Inc. (c)	1,899	427,294
Seagate Technology Holdings PLC	107	6,795
ServiceNow, Inc. (c)(d)	112	65,296
Skyworks Solutions, Inc.	88	10,065
Smartsheet, Inc. (c)	1,435	63,714
Snowflake, Inc. (c)(d)	972	172,734
SolarEdge Technologies, Inc. (c)(d)	29	7,002
Synopsys, Inc. (c)	85	38,403
TE Connectivity Ltd.	176	25,254
Teledyne Technologies, Inc. (c)	25	9,613
Teradyne, Inc. (d)	87	9,826
Texas Instruments, Inc.	507	91,260
Trimble, Inc. (c)	136	7,317
Tyler Technologies, Inc. (c)	23	9,122
VeriSign, Inc. (c)	50	10,548
Western Digital Corp. (c)	177	7,533
Workday, Inc. - Class A (c)(d)	755	179,033
Zebra Technologies Corp. (c)(d)	27	8,315
Zoom Video Communications, Inc. - Class A (c)	1,462	107,238
		8,531,314
Real Estate - 0.6%
Opendoor Technologies, Inc. (c)	15,803	80,753
Zillow Group, Inc. - Class A (c)	463	24,641
Zillow Group, Inc. - Class C (c)(d)	1,326	71,816
		177,210
TOTAL COMMON STOCKS (Cost $22,179,112)		24,052,488
	Principal Amount
SHORT-TERM INVESTMENTS - 18.5%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 4.210% (f)	$49,954	49,954
US Treasury Bill - 18.3%
United States Treasury Bill
0.000%, 10/26/2023	5,500,000	5,430,898
TOTAL SHORT-TERM INVESTMENTS (Cost $5,481,712)		5,480,852
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (f)	5,225,319	5,225,319
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,225,319)		5,225,319

Total Investments (Cost $32,886,143) - 117.1%		34,761,168
Liabilities in Excess of Other Assets - (17.1)%		(5,071,379)
TOTAL NET ASSETS - 100.0%		$29,689,789

Percentages are stated as a percent of net assets.
(a)	Value determined using significant unobservable inputs.
(b)	Less than 0.05%
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $4,000,566 or 13.5% of net assets.
(e)	Less than 0.5 shares.
(f)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 24,052,488	$ -	$ -	$ -	$ 24,052,488
Contingent Value Rights		-	2,509	-	2,509
Short-Term Investments	49,954	5,430,898	-	-	5,480,852
Investments Purchased with Proceeds from Securities Lending	-	-	-	5,225,319	5,225,319
Total Investments in Securities	$ 24,102,442	$ 5,430,898	$ 2,509	$ 5,225,319	$ 34,761,168
^ See the Schedules of Investments for sector breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PWS(a)	Balance as of 4/30/2023	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 7/31/2023
Contingent Value Rights	$2,509	$-	$-	$-	$-	$-	$-	$2,509

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PWS	Fair Value as of 7/31/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Contingent Value Rights	$-	Acquisition Price	Stale Data	$-
Contingent Value Rights	$2,509	Acquisition Price	Stale Data	$0.40

(a)Table presents information for two securities, Abiomed was valued at $0.00, Achillion Pharmaceuticals has been valued at $0.40 throughout the period.